CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 611,632	$ 679,754
Short-term investments	33,202	12,203
Restricted cash	23,009	38,486
Accounts receivable, net of allowance for credit losses of $77,603 and $73,009 as of June 30, 2022 and 2023, respectively	309,822	317,763
Costs and estimated earnings in excess of billings, net of allowance for credit losses of $12,178 and $14,438 as of June 30, 2022 and 2023, respectively	253,262	228,877
Accounts receivable retention	7,465	6,005
Other receivables, net of allowance for credit losses of $12,449 and $12,044 as of June 30, 2022 and 2023, respectively	19,265	26,100
Advances to suppliers	28,493	33,851
Inventories	111,634	91,243
Prepaid expenses	596	667
Income tax recoverable	649	258
Total current assets	1,424,935	1,462,567
Non-current assets:
Restricted cash	13,489	787
Costs and estimated earnings in excess of billings	1,746	3,021
Accounts receivable retention	6,587	6,561
Prepaid expenses	3	1
Property, plant and equipment, net	134,626	98,249
Prepaid land leases	11,503	12,447
Intangible assets, net	8,483	10,742
Investments in equity investees	47,603	46,581
Investments in securities	1,561	1,693
Goodwill	18,939	20,539
Deferred tax assets	11,937	4,540
Operating lease right-of-use assets	3,436	4,045
Total non-current assets	259,913	209,206
Total assets	1,684,848	1,671,773
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $1,547 and $586 as of June 30, 2022 and 2023, respectively):
Short-term bank loans	0	66
Current portion of long-term loans	15,231	15,210
Accounts payable	170,632	173,953
Construction costs payable	11,085	92
Deferred revenue	181,387	206,222
Accrued payroll and related expenses	26,742	23,535
Income tax payable	6,414	4,509
Warranty liabilities	3,238	3,280
Other tax payables	10,504	11,587
Accrued liabilities	36,870	37,282
Amounts due to related parties	6,155	6,299
Current portion of other liability	0	3
Operating lease liabilities	1,887	2,518
Total current liabilities	470,145	484,556
Non-current liabilities (including amounts of the VIE without recourse to the primary beneficiary of nil and nil as of June 30, 2022 and 2023, respectively):
Accrued liabilities	2,367	3,349
Long-term loans	16,775	434
Accounts payable	2,588	1,556
Deferred tax liabilities	13,069	12,966
Warranty liabilities	2,568	1,722
Operating lease liabilities	1,103	1,282
Long-term other liabilities	0	80
Total non-current liabilities	38,470	21,389
Total liabilities	508,615	505,945
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 61,962,449 shares and 62,021,930 shares issued and outstanding as of June 30, 2022 and 2023, respectively	62	62
Additional paid-in capital	246,908	243,476
Statutory reserves	78,875	77,263
Retained earnings	961,782	857,141
Accumulated other comprehensive loss	(112,418)	(12,655)
Total Hollysys Automation Technologies Ltd. stockholders' equity	1,175,209	1,165,287
Non-controlling interests	1,024	541
Total equity	1,176,233	1,165,828
Total liabilities and equity	1,684,848	1,671,773
Related Party [Member]
Current assets:
Amounts due from related parties	$ 25,906	$ 27,360